                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21899

                  Morgan Stanley Institutional Strategies Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2007

Date of reporting period: March 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Institutional Strategies Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended March 31, 2007

TOTAL RETURN FOR THE 6 MONTHS ENDED MARCH 31, 2007

                                                 S&P 500(R)      BLENDED
 CLASS A     CLASS B     CLASS C     CLASS D       INDEX(1)     INDEX(2)

  10.07%       9.59%       9.58%      10.17%         7.38%       10.44%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

For the six-month period ended March 31, 2007, global equity markets posted positive returns. In the U.S., the benchmark S&P 500(R) Index returned 7.38 percent, including dividends, while internationally, the MSCI EAFE Index returned 14.9 percent, including dividends.

While global economic conditions continued to be supportive of growth expectations in excess of historical averages, the period under review might best be characterized as potentially transitory. In the U.S., growth slowed as both the consumer and industrial sectors adjusted to higher interest rates amid more challenging housing and mortgage environments. At the same time, commodity prices and labor costs increased slightly throughout the period, raising concerns that record-level corporate profit margins could be squeezed from both the "top" and "bottom" lines. In general, profit growth expectations declined for a majority of sectors during the period under review.

Overseas, economic growth in both developed and emerging markets continued to outpace expectations, as continental Europe, the United Kingdom, Russia, India, China and Latin America generally exceeded growth expectations. Solid export activity coupled with domestic demand tied to job security and purchasing power helped drive these impressive trends. In effect, this acceleration outside the U.S. helped many U.S. industries, as favorable currency exchange rates and years of increased investment in international markets began to payoff in 2006, and more recently, helped offset the slower pace of U.S. growth.

PERFORMANCE ANALYSIS

Morgan Stanley Institutional Strategies Fund outperformed the S&P 500(R) Index and underperformed the Blended Index (a blend of 1/3 Russell 1000(R) Growth Index, 1/3 Russell 1000(R) Value Index and 1/3 Morgan Stanley Capital International [MSCI] EAFE Index) for the six months ended March 31, 2007, assuming no deduction of applicable sales charges.

Morgan Stanley Institutional Strategies Fund invests equal dollar amounts in three underlying Morgan Stanley Institutional Funds -- U.S. Large Cap Growth, Large Cap Relative Value and Active International Allocation. For the six months ended March 31, 2007, all three funds contributed positively to the overall Fund's performance, with Active International Allocation returning 15.05 percent, U.S. Large Cap

Growth returning 9.93 percent, and Large Cap Relative Value returning 6.91 percent.

In general, international markets provided superior returns to those available in the U.S., with emerging markets (such as Brazil, China, India and Russia) and continental Europe performing solidly. Within the Fund's U.S. exposure, growth outperformed value as investors rotated into previously lagging sectors such as information technology and health care.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   PORTFOLIO ALLOCATION
   Active International Allocation                     32.1%
   U.S. Large Cap Value                                30.8
   Large Cap Relative Growth                           30.2

Data as of March 31, 2007. Subject to change daily. All percentages are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in a combination of three portfolios of Morgan Stanley Institutional Fund, Inc. ("Underlying Funds") on a fixed allocation basis. The Fund makes equal allocations of its assets to the following three Underlying Funds: Active International Allocation Portfolio ("Active International Allocation"), Large Cap Relative Value Portfolio ("Large Cap Relative Value") and U.S. Large Cap Growth Portfolio ("U.S. Large Cap Growth"). Investors may purchase the Underlying Funds directly only if they meet certain investment minimums or other requirements set forth in each Underlying Fund's prospectus. The Underlying Funds invest primarily in U.S. and foreign equity securities. The investment policies of the Underlying Funds are described in the Fund's prospectus. The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be monitored daily by the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., and the Fund's allocations to the Underlying Funds will be rebalanced whenever the actual allocations exceed plus or minus 5 percent of the pre-determined fixed percentage allocation basis. Accordingly, it may be necessary for the Fund to sell shares of an Underlying Fund that have appreciated in value, in order to maintain the fixed percentage allocation among the Underlying Funds.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

PERFORMANCE SUMMARY


TOTAL RETURNS -- PERIOD ENDED MARCH 31, 2007

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 08/28/06)         (since 08/28/06)         (since 08/28/06)          (since 08/28/06)
   SYMBOL                              GVIAX                     GVIBX                    GVICX                    GVIDX
   SINCE INCEPTION                     12.60%(3)                 12.00%(3)                12.10%(3)                12.70%(3)
                                        6.69(4)                   7.00(4)                 11.10(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses. Returns for period less than 1 year are not annualized.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Blended Index is comprised of 1/3 Russell 1000(R) Growth Index (measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values), 1/3 Russell 1000(R) Value Index (measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values) and 1/3 Morgan Stanley Capital International
     (MSCI) EAFE Index (measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/06 - 03/31/07.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             10/01/06 -
                                                                     10/01/06            03/31/07             03/31/07
                                                                   -------------       -------------       ---------------
CLASS A
Actual (10.07% return)......................................         $1,000.00           $1,100.70              $2.93
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,022.14              $2.82
CLASS B
Actual (9.59% return).......................................         $1,000.00           $1,095.90              $7.26
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.00              $6.99
CLASS C
Actual (9.58% return).......................................         $1,000.00           $1,095.80              $7.26
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.00              $6.99
CLASS D
Actual (10.17% return)......................................         $1,000.00           $1,101.70              $2.04
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,022.99              $1.97

------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.56%, 1.39%, 1.39% and 0.39% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 15.49%, 16.32%, 16.32% and 15.32% for Class A, Class B, Class C and Class D shares, respectively.

Morgan Stanley Institutional Strategies Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

NUMBER OF
  SHARES                                                                                      VALUE
------------------------------------------------------------------------------------------------------
             Common Stocks (93.1%)
             Investment Trusts/Mutual Funds
    22,647   Morgan Stanley Institutional Active International Allocation Portfolio
               (Class A).................................................................  $  356,911
    27,488   Morgan Stanley Institutional Large Cap Relative Value Portfolio (Class A)...     335,350
    16,444   Morgan Stanley Institutional U.S. Large Cap Growth Portfolio (Class A)......     342,849
                                                                                           ----------

             Total Investments (Cost $942,405) (a)............................    93.1%     1,035,110

             Other Assets in Excess of Liabilities............................     6.9         76,328
                                                                                 -----     ----------
             Net Assets.......................................................   100.0%    $1,111,438
                                                                                 =====     ==========

---------------------
   (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $92,705.

                       See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007 (unaudited)

Assets:
Investments in securities, at value
  (cost $942,405)...........................................  $1,035,110
Cash........................................................      55,021
Deferred offering costs.....................................      40,093
Prepaid expenses............................................      36,707
Receivable from Investment Adviser..........................      16,983
                                                              ----------
    Total Assets............................................   1,183,914
                                                              ----------
Liabilities:
Payable for distribution fee................................         576
Accrued expenses............................................      10,374
Offering costs..............................................      61,526
                                                              ----------
    Total Liabilities.......................................      72,476
                                                              ----------
    Net Assets..............................................  $1,111,438
                                                              ==========
Composition of Net Assets:
Paid-in-capital.............................................  $1,001,623
Net unrealized appreciation.................................      92,705
Undistributed net investment income.........................       6,209
Accumulated undistributed net realized gain.................      10,901
                                                              ----------
    Net Assets..............................................  $1,111,438
                                                              ==========
Class A Shares:
Net Assets..................................................    $374,923
Shares Outstanding (unlimited authorized, $.01 par value)...      33,299
    Net Asset Value Per Share...............................      $11.26
                                                              ==========
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........      $11.88
                                                              ==========
Class B Shares:
Net Assets..................................................    $363,635
Shares Outstanding (unlimited authorized, $.01 par value)...      32,460
    Net Asset Value Per Share...............................      $11.20
                                                              ==========
Class C Shares:
Net Assets..................................................    $231,969
Shares Outstanding (unlimited authorized, $.01 par value)...      20,698
    Net Asset Value Per Share...............................      $11.21
                                                              ==========
Class D Shares:
Net Assets..................................................    $140,911
Shares Outstanding (unlimited authorized, $.01 par value)...      12,500
    Net Asset Value Per Share...............................      $11.27
                                                              ==========

                       See Notes to Financial Statements
 8

Morgan Stanley Institutional Strategies Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2007 (unaudited)

Net Investment Income:
Income
Dividends...................................................  $ 11,611
Interest....................................................        62
                                                              --------
    Total Income............................................    11,673
                                                              --------
Expenses
Offering costs..............................................    48,778
Professional fees...........................................    15,070
Shareholder reports and notices.............................    11,655
Registration fees...........................................     3,592
Distribution fee (Class A shares)...........................       260
Distribution fee (Class B shares)...........................     2,003
Distribution fee (Class C shares)...........................     1,125
Custodian fees..............................................       282
Trustees' fees and expenses.................................       146
Other.......................................................     2,028
                                                              --------
    Total Expenses..........................................    84,939
Less: amounts waived/reimbursed                                (79,473)
Less: expense offset........................................        (2)
                                                              --------
    Net Expenses............................................     5,464
                                                              --------
    Net Investment Income...................................     6,209
                                                              --------
Net Realized and Unrealized Gain:
Net realized gain on:
Investments.................................................     2,158
Capital gain distribution received..........................     8,818
                                                              --------
    Net Realized Gain.......................................    10,976
Net change in unrealized appreciation.......................    79,296
                                                              --------
    Net Gain................................................    90,272
                                                              --------
Net Increase................................................  $ 96,481
                                                              ========

                       See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                                 FOR THE PERIOD
                                                               FOR THE SIX      AUGUST 28, 2006*
                                                               MONTHS ENDED         THROUGH
                                                              MARCH 31, 2007   SEPTEMBER 30, 2006
                                                              --------------   ------------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)................................    $    6,209          $   (462)
Net realized gain (loss)....................................        10,976               (10)
Net change in unrealized appreciation.......................        79,296            13,409
                                                                ----------          --------
    Net Increase............................................        96,481            12,937
Net increase from transactions in shares of beneficial
  interest..................................................       186,183           715,837
                                                                ----------          --------
    Net Increase............................................       282,664           728,774
Net Assets:
Beginning of period.........................................       828,774           100,000
                                                                ----------          --------
End of Period
(Including undistributed net investment income of
$6,209 and $0, respectively)................................    $1,111,438          $828,774
                                                                ==========          ========

---------------------
   * Commencement of operations.

                       See Notes to Financial Statements
 10

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Institutional Strategies Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in a combination of three portfolios of Morgan Stanley Institutional Fund, Inc. (individually, an "Underlying Fund" and collectively, the "Underlying Funds") on a fixed allocation basis. The Fund's investment objective is to seek capital appreciation. The Fund was organized as a Massachusetts business trust on May 2, 2006 and commenced operations on August 28, 2006.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Offering Costs -- The Investment Adviser incurred offering costs on behalf of the Fund in an amount of $98,000 which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays no investment advisory fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the advisory fees to the Investment Adviser of the Underlying Funds.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays no administration fee. However, the Fund through its investments in the Underlying Funds, will pay its pro rata share of the administration fee to the Administrator of the Underlying Funds.

The Investment Adviser agreed to waive or reimburse all or a portion of the Fund's other expenses such that the annualized actual total fund operating expenses (exclusive of any indirect expenses from the Underlying Funds) does not exceed 0.64%, 1.39%, 1.39% and 0.39% for Class A, Class B, Class C and Class D shares respectively, until August 31, 2007. Thereafter, the fee waiver and/or expense reimbursement can be terminated at any time. At March 31, 2007, included in the

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

Statements of Assets and Liabilities is a receivable from the Investment Adviser an affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,280 at March 31, 2007

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.17% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2007, it received no contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares, respectively and received no front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ending March 31, 2007 aggregated $394,851 and $51,065, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Funds transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

                                                                                      FOR THE PERIOD
                                                                 FOR THE SIX         AUGUST 28, 2006*
                                                                 MONTHS ENDED            THROUGH
                                                                MARCH 31, 2007      SEPTEMBER 30, 2006
                                                              ------------------    ------------------
                                                                 (unaudited)
                                                              SHARES     AMOUNT     SHARES     AMOUNT
                                                              ------    --------    ------    --------
CLASS A SHARES
Sold........................................................  12,915    $134,327    10,891    $109,115
Conversion from Class B.....................................  6,993       78,259     --          --
                                                              ------    --------    ------    --------
Net increase - Class A......................................  19,908     212,586    10,891     109,115
                                                              ------    --------    ------    --------
CLASS B SHARES
Sold........................................................  5,024       51,967    31,949     324,156
Conversion to Class A.......................................  (7,013)    (78,259)    --          --
                                                              ------    --------    ------    --------
Net increase (decrease) - Class B...........................  (1,989)    (26,292)   31,949     324,156
                                                              ------    --------    ------    --------
CLASS C SHARES
Sold........................................................   --          --       18,208     182,566
Redeemed....................................................    (10)        (111)    --          --
                                                              ------    --------    ------    --------
Net increase (decrease) - Class C...........................    (10)        (111)   18,208     182,566
                                                              ------    --------    ------    --------
CLASS D SHARES
Sold........................................................   --          --       10,000     100,000
                                                              ------    --------    ------    --------
Net increase - Class D......................................   --          --       10,000     100,000
                                                              ------    --------    ------    --------
Net increase in Fund........................................  17,909    $186,183    71,048    $715,837
                                                              ======    ========    ======    ========

------------------

 *  Commencement of operations.

Morgan Stanley Institutional Strategies Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (UNAUDITED) continued

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2006, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

8. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's inancial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Institutional Strategies Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                 FOR THE PERIOD
                                                               FOR THE SIX      AUGUST 28, 2006*
                                                               MONTHS ENDED         THROUGH
                                                              MARCH 31, 2007   SEPTEMBER 30, 2006
                                                              --------------   ------------------
                                                               (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period........................      $ 10.23            $ 10.00
                                                                  -------            -------

Income from investment operations:
    Net investment income++.................................         0.08               0.00
    Net realized and unrealized gain........................         0.95               0.23
                                                                  -------            -------
Total income from investment operations.....................         1.03               0.23
                                                                  -------            -------
Net asset value, end of period..............................      $ 11.26            $ 10.23
                                                                  =======            =======
Total Return+...............................................        10.07%(1)           2.30 %(1)
Ratios to Average Net Assets(3)(4)(5):
Total expenses (before expense offset)......................         0.56%(2)           0.64 %(2)
Net investment income (loss)................................         1.63%(2)          (0.50)%(2)
Supplemental Data:
Net assets, end of period, in thousands.....................         $375               $137
Portfolio turnover rate.....................................            5%(1)              3 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Does not include any expenses incurred as a result of investment in the Underlying Funds.
    (4) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (5) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO            LOSS RATIO
    ------------            -------         --------------
  March 31, 2007             15.49%             (13.30)%
  September 30,
   2006                      52.09              (51.95)

                       See Notes to Financial Statements
 16

Morgan Stanley Institutional Strategies Fund
FINANCIAL HIGHLIGHTS continued

                                                                                 FOR THE PERIOD
                                                               FOR THE SIX      AUGUST 28, 2006*
                                                               MONTHS ENDED         THROUGH
                                                              MARCH 31, 2007   SEPTEMBER 30, 2006
                                                              --------------   ------------------
                                                               (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period........................      $ 10.22            $ 10.00
                                                                  -------            -------

Income (loss) from investment operations:
    Net investment income (loss)++..........................         0.05              (0.01)
    Net realized and unrealized gain........................         0.93               0.23
                                                                  -------            -------
Total income from investment operations.....................         0.98               0.22
                                                                  -------            -------
Net asset value, end of period..............................      $ 11.20            $ 10.22
                                                                  =======            =======
Total Return+...............................................         9.59%(1)           2.20 %(1)
Ratios to Average Net Assets(3)(4)(5):
Total expenses (before expense offset)......................         1.39%(2)           1.39 %(2)
Net investment income (loss)................................         0.80%(2)          (1.25)%(2)
Supplemental Data:
Net assets, end of period, in thousands.....................         $364               $352
Portfolio turnover rate.....................................            5%(1)              3 %(1)

---------------------

    *    Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Does not include any expenses incurred as a result of investment in the Underlying Funds.
    (4) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (5) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss, before expense offset, ratios would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO            LOSS RATIO
    ------------            -------         --------------
  March 31, 2007             16.32%             (14.13)%
  September 30,
   2006                      52.84              (52.70)

                       See Notes to Financial Statements

Morgan Stanley Institutional Strategies Fund
FINANCIAL HIGHLIGHTS continued

                                                                                 FOR THE PERIOD
                                                               FOR THE SIX      AUGUST 28, 2006*
                                                               MONTHS ENDED         THROUGH
                                                              MARCH 31, 2007   SEPTEMBER 30, 2006
                                                              --------------   ------------------
                                                               (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period........................      $ 10.22            $ 10.00
                                                                  -------            -------

Income (loss) from investment operations:
    Net investment income (loss)++..........................         0.04              (0.01)
    Net realized and unrealized gain........................         0.95               0.23
                                                                  -------            -------
Total income from investment operations.....................         0.99               0.22
                                                                  -------            -------
Net asset value, end of period..............................      $ 11.21            $ 10.22
                                                                  =======            =======
Total Return+...............................................         9.58%(1)           2.30 %(1)
Ratios to Average Net Assets(3)(4)(5):
Total expenses (before expense offset)......................         1.39%(2)           1.39 %(2)
Net investment income (loss)................................         0.80%(2)          (1.25)%(2)
Supplemental Data:
Net assets, end of period, in thousands.....................         $232               $212
Portfolio turnover rate.....................................            5%(1)              3 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Does not include any expenses incurred as a result of investment in the Underlying Funds.
    (4) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (5) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO            LOSS RATIO
    ------------            -------         --------------
  March 31, 2007             16.32%             (14.13)%
  September 30,
   2006                      52.84              (52.70)

                       See Notes to Financial Statements
 18

Morgan Stanley Institutional Strategies Fund
FINANCIAL HIGHLIGHTS continued

                                                                                 FOR THE PERIOD
                                                               FOR THE SIX      AUGUST 28, 2006*
                                                               MONTHS ENDED         THROUGH
                                                              MARCH 31, 2007   SEPTEMBER 30, 2006
                                                              --------------   ------------------
                                                               (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period........................      $ 10.23            $ 10.00
                                                                  -------            -------

Income from investment operations:
    Net investment income++.................................         0.10               0.00
    Net realized and unrealized gain........................         0.94               0.23
                                                                  -------            -------
Total income from investment operations.....................         1.04               0.23
                                                                  -------            -------
Net asset value, end of period..............................      $ 11.27            $ 10.23
                                                                  =======            =======
Total Return+...............................................        10.17%(1)           2.30 %(1)
Ratios to Average Net Assets(3)(4)(5):
Total expenses (before expense offset)......................         0.39%(2)           0.39 %(2)
Net investment income (loss)................................         1.80%(2)          (0.25)%(2)
Supplemental Data:
Net assets, end of period, in thousands.....................         $141               $128
Portfolio turnover rate.....................................            5%(1)              3 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Does not include any expenses incurred as a result of investment in the Underlying Funds.
    (4) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (5) If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios, before expense offset, would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO            LOSS RATIO
    ------------            -------         --------------
  March 31, 2007             15.32%             (13.13)%
  September 30,
   2006                      51.84              (51.70)

                       See Notes to Financial Statements

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
   Institutional Strategies
Fund

Semiannual Report
March 31, 2007

[MORGAN STANLEY LOGO]

INSTSTRATSAR-IUO7-01109P-Y03/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Strategies Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 22, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
May 22, 2007


                                        3